Trade and other payables	12 Months Ended
Mar. 31, 2022
Trade And Other Payables
Trade and other payables

33 Trade and other payables

	March 31,
	2021	2022
Trade payables	9,12,929	13,06,204
Accrued expenses	2,40,809	2,95,067
Related parties (refer to Note 42)	7,959	-
Refund and other payables	10,88,666	8,36,046
Total	22,50,363	24,37,317
Current	22,15,425	23,94,712
Non-current	34,938	42,605
Total	22,50,363	24,37,317

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Non-current portion pertains to the expenditure incurred towards advertisements made as per the advertisements contract entered with BCCL (refer note 39)

For explanations on the Group’s liquidity risk management processes, refer to Note 40